Loans and Interest Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Classified [Abstract]
Allowance for loans and interest receivable
The following table summarizes the activity in the allowance for loans and interest receivable for the years ended December 31, 2013 and 2012:

(In millions)
Balance as of January 1, 2012	$59
Charge-offs	(137)
Recoveries	9
Provision	170
Balance as of January 1, 2013	101
Charge-offs	(232)
Recoveries	14
Provision	263
Balance as of December 31, 2013	$146